Loans and other financial assets at amortized cost - Changes in gross carrying amount of other financial assets (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in gross carrying amount of other receivables [Line Items]
Beginning balance	₩ 486,850,601
Changes in gross carrying amount of other receivables [Abstract]
Ending balance	549,165,419	₩ 486,850,601
Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Other receivables [Member]
Reconciliation of changes in gross carrying amount of other receivables [Line Items]
Beginning balance	9,984,932	12,776,676	₩ 8,986,677
Changes in gross carrying amount of other receivables [Abstract]
Transfer to 12-month expected credit losses	0	0	0
Transfer to lifetime expected credit losses	0	0	0
Transfer to credit-impaired financial assets	0	0	0
Charge off	(32,557)	(6,499)	(4,341)
Disposal	(1,493)	(3,041)	(3,318)
Net increase (decrease)	973,785	(2,785,303)	3,784,418
Changes due to business combinations	528,105	3,099	13,240
Ending balance	11,452,772	9,984,932	12,776,676
Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Stage 1 | Other receivables [Member]
Reconciliation of changes in gross carrying amount of other receivables [Line Items]
Beginning balance	9,435,449	12,510,625	8,886,721
Changes in gross carrying amount of other receivables [Abstract]
Transfer to 12-month expected credit losses	17,359	22,084	14,252
Transfer to lifetime expected credit losses	(24,982)	(38,819)	(30,528)
Transfer to credit-impaired financial assets	(8,048)	(12,265)	(7,299)
Charge off	0	(1,224)	0
Disposal	0	0	0
Net increase (decrease)	850,003	(3,048,051)	3,634,239
Changes due to business combinations	505,221	3,099	13,240
Ending balance	10,775,002	9,435,449	12,510,625
Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Lifetime expected credit losses | Other receivables [Member] | Stage 2
Reconciliation of changes in gross carrying amount of other receivables [Line Items]
Beginning balance	99,254	111,898	21,454
Changes in gross carrying amount of other receivables [Abstract]
Transfer to 12-month expected credit losses	(17,181)	(19,273)	(14,143)
Transfer to lifetime expected credit losses	25,043	38,881	30,559
Transfer to credit-impaired financial assets	(10,864)	(15,695)	(1,498)
Charge off	0	0	0
Disposal	0	(7)	0
Net increase (decrease)	(18,324)	(16,550)	75,526
Changes due to business combinations	420	0	0
Ending balance	78,348	99,254	111,898
Financial assets at amortised cost, category [member] | Gross carrying amount [member] | Lifetime expected credit losses | Other receivables [Member] | Stage 3
Reconciliation of changes in gross carrying amount of other receivables [Line Items]
Beginning balance	450,229	154,153	78,502
Changes in gross carrying amount of other receivables [Abstract]
Transfer to 12-month expected credit losses	(178)	(2,811)	(109)
Transfer to lifetime expected credit losses	(61)	(62)	(31)
Transfer to credit-impaired financial assets	18,912	27,960	8,797
Charge off	(32,557)	(5,275)	(4,341)
Disposal	(1,493)	(3,034)	(3,318)
Net increase (decrease)	142,106	279,298	74,653
Changes due to business combinations	22,464	0	0
Ending balance	₩ 599,422	₩ 450,229	₩ 154,153